Summary of Significant Accounting Policies - Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) (fuboTV Inc. Pre-Merger) - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents	$ 7,356		$ 7,624
Total cash, cash equivalents and restricted cash	$ 8,686		7,624	$ 151		$ 31
Fubo TV Pre-Merger [Member]
Cash and cash equivalents		$ 8,040	14,305			14,578
Restricted cash		1,333	1,334			1,333
Total cash, cash equivalents and restricted cash		$ 9,373	$ 15,639		$ 51,250	$ 15,911	$ 19,274